WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.3% (a)
Communication Services - 0.6%
Bandwidth, Inc. - Class A (b)	315	$39,923
Cardlytics, Inc. (b)	180	19,746
Cargurus, Inc. (b)	145	3,455
Cogent Communications Holdings, Inc.	395	27,160
Consolidated Communications Holdings, Inc. (b)	1,409	10,145
Eventbrite, Inc. - Class A (b)	395	8,753
EverQuote, Inc. - Class A (b)	170	6,169
Glu Mobile, Inc. (b)	1,455	18,158
Gray Television, Inc.	395	7,268
Meredith Corp.	655	19,506
National CineMedia, Inc.	1,590	7,346
Ooma, Inc. (b)	1,510	23,934
TechTarget, Inc. (b)	510	35,420
Vonage Holdings Corp. (b)	1,510	17,848
		244,831
Consumer Discretionary - 15.8%
1-800-Flowers.com, Inc. - Class A (b)	475	13,115
Asbury Automotive Group, Inc. (b)	305	59,933
Big Lots, Inc.	152	10,382
BJ's Restaurants, Inc. (b)	205	11,907
Bloomin' Brands, Inc.	660	17,853
Boot Barn Holdings, Inc. (b)	5,050	314,666
Brinker International, Inc.	7,120	505,947
Caesars Entertainment, Inc. (b)	1,225	107,126
Camping World Holdings, Inc. - Class A	1,055	38,381
CarParts.com, Inc. (b)	315	4,498
Cavco Industries, Inc. (b)	222	50,086
Dave & Buster's Entertainment, Inc. (b)	270	12,933
Deckers Outdoor Corp. (b)	516	170,497
Fox Factory Holding Corp. (b)	380	48,283
Gentherm, Inc. (b)	580	42,984
Green Brick Partners, Inc. (b)	11,966	271,389
Hamilton Beach Brands Holding Co. - Class A	540	9,790
Helen of Troy Ltd. (b)	620	130,609
Hibbett Sports, Inc. (b)	300	20,667
Installed Building Products, Inc.	180	19,958
iRobot Corp. (b)	540	65,977
Legacy Housing Corp. (b)	460	8,156
LGI Homes, Inc. (b)	822	122,733
Lithia Motors, Inc. - Class A	280	109,225
The Lovesac Co. (b)	545	30,847
Magnite, Inc. (b)	7,956	331,049
Malibu Boats, Inc. - Class A (b)	705	56,174
Murphy USA, Inc.	290	41,922
National Vision Holdings, Inc. (b)	1,291	56,585
Overstock.com, Inc. (b)	400	26,504
Papa John's International, Inc.	260	23,046
Penn National Gaming, Inc. (b)	910	95,404
Perdoceo Education Corp. (b)	2,220	26,551
PlayAGS, Inc. (b)	1,550	12,524
Purple Innovation, Inc. (b)	205	6,488
Rent-A-Center, Inc.	2,357	135,905
RH (b)	207	123,496
Scientific Games Corp. (b)	320	12,326
Shake Shack, Inc. - Class A (b)	390	43,980
Shutterstock, Inc.	1,435	127,772
Skyline Champion Corp. (b)	15,601	706,101
Sleep Number Corp. (b)	379	54,383
Sonos, Inc. (b)	2,162	81,010
Stamps.com, Inc. (b)	458	91,376
Standard Motor Products, Inc.	893	37,131
Steven Madden Ltd.	1,078	40,166
Stitch Fix, Inc. - Class A (b)	655	32,449
Sturm Ruger & Co., Inc.	720	47,570
Superior Group of Cos., Inc.	465	11,820
Taylor Morrison Home Corp. (b)	1,024	31,550
Texas Roadhouse, Inc.	5,344	512,703
The Children's Place Inc. (b)	390	27,183
TopBuild Corp. (b)	3,342	699,915
Universal Electronics, Inc. (b)	316	17,371
Waitr Holdings, Inc. (b)(c)	6,820	19,983
Wingstop, Inc.	420	53,411
Winmark Corp.	409	76,250
Winnebago Industries, Inc.	685	52,546
WW International, Inc. (b)	195	6,100
XPEL, Inc. (b)	225	11,684
YETI Holdings, Inc. (b)	5,070	366,105
		6,294,475
Consumer Staples - 4.5%
BJ's Wholesale Club Holdings, Inc. (b)	2,385	106,991
Celsius Holdings, Inc. (b)	475	22,824
Coca-Cola Consolidated, Inc.	10	2,888
elf Beauty, Inc. (b)	24,929	668,845
Freshpet, Inc. (b)	130	20,645
Grocery Outlet Holding Corp. (b)	13,770	507,975
Inter Parfums, Inc.	170	12,058
J & J Snack Foods Corp.	45	7,066
John B Sanfilippo & Son, Inc.	350	31,630
Lifevantage Corp. (b)	3,250	30,387
Medifast, Inc.	216	45,753
MGP Ingredients, Inc.	66	3,904
Performance Food Group Co. (b)	450	25,925
Sanderson Farms, Inc.	150	23,367
Turning Point Brands, Inc.	905	47,214
USANA Health Sciences, Inc. (b)	1,230	120,048
Vector Group Ltd.	1,750	24,413
WD-40 Co.	282	86,343
		1,788,276

Energy - 0.6%
Brigham Minerals, Inc. - Class A	15,956	233,596
Magnolia Oil & Gas Corp. - Class A (b)	1,490	17,105
		250,701
Financials - 6.1%
Artisan Partners Asset Management, Inc. - Class A	2,355	122,860
Banc of California, Inc.	23,000	415,840
Cadence BanCorp	24,484	507,553
Cohen & Steers, Inc.	2,300	150,259
Curo Group Holdings Corp.	343	5,004
Customers Bancorp, Inc. (b)	490	15,592
Eastern Bankshares, Inc.	1,220	23,534
eHealth, Inc. (b)	270	19,637
Federated Hermes, Inc.	1,135	35,525
First Financial Bankshares, Inc.	325	15,187
Focus Financial Partners, Inc. - Class A (b)	125	5,202
Glacier Bancorp, Inc.	810	46,235
Hanmi Financial Corp.	590	11,641
Home BancShares, Inc.	19,510	527,746
Kinsale Capital Group, Inc.	40	6,592
LendingTree, Inc. (b)	1,152	245,376
Moelis & Co. - Class A	700	38,416
NMI Holdings, Inc. - Class A (b)	585	13,829
Piper Sandler Cos.	140	15,351
PJT Partners, Inc. - Class A	1,160	78,474
Selectquote, Inc. (b)	1,240	36,592
Silvercrest Asset Management Group, Inc. - Class A	1,170	16,825
StepStone Group, Inc. - Class A	1,950	68,777
		2,422,047
Health Care - 30.0%
1Life Healthcare, Inc. (b)	1,815	70,930
Abeona Therapeutics, Inc. (b)	5,660	10,641
Acceleron Pharma, Inc. (b)	28	3,797
AdaptHealth Corp. (b)	1,190	43,744
Addus HomeCare Corp. (b)	280	29,285
ADMA Biologics, Inc. (b)	3,270	5,755
Adverum Biotechnologies, Inc. (b)	795	7,839
Aerie Pharmaceuticals, Inc. (b)	505	9,024
Affimed NV (b)	3,165	25,035
Agenus, Inc. (b)	6,850	18,632
Albireo Pharma, Inc. (b)	935	32,959
Allakos, Inc. (b)	200	22,956
Allogene Therapeutics, Inc. (b)	1,855	65,481
Alphatec Holdings, Inc. (b)	775	12,237
Amedisys, Inc. (b)	212	56,135
Amicus Therapeutics, Inc. (b)	3,703	36,586
AMN Healthcare Services, Inc. (b)	470	34,639
Amneal Pharmaceuticals, Inc. (b)	3,320	22,344
Apellis Pharmaceuticals, Inc. (b)	825	35,401
Arcturus Therapeutics Holdings, Inc. (b)	190	7,847
Arcus Biosciences, Inc. (b)	405	11,372
Arrowhead Pharmaceuticals, Inc. (b)	1,019	67,570
Arvinas, Inc. (b)	665	43,956
Assembly Biosciences, Inc. (b)	751	3,455
Atara Biotherapeutics, Inc. (b)	3,045	43,726
Athenex, Inc. (b)	1,003	4,313
Avid Bioservices, Inc. (b)	21,605	393,859
Axsome Therapeutics, Inc. (b)	455	25,762
Beam Therapeutics, Inc. (b)(c)	595	47,624
BioCryst Pharmaceuticals, Inc. (b)(c)	1,310	13,323
BioDelivery Sciences International, Inc. (b)	13,630	53,293
Biohaven Pharmaceutical Holding Co. Ltd. (b)	495	33,833
BioLife Solutions, Inc. (b)	8,565	308,340
Blueprint Medicines Corp. (b)	978	95,091
Bridgebio Pharma, Inc. (b)	755	46,508
Cantel Medical Corp. (b)	410	32,734
CareDx, Inc. (b)	320	21,789
Castle Biosciences, Inc. (b)	397	27,179
Chemed Corp.	144	66,214
ChemoCentryx, Inc. (b)	475	24,339
Coherus Biosciences, Inc. (b)	3,395	49,601
Collegium Pharmaceutical, Inc. (b)	1,690	40,053
CONMED Corp.	4,030	526,278
Constellation Pharmaceuticals, Inc. (b)	1,230	28,770
Corcept Therapeutics, Inc. (b)	295	7,018
CorVel Corp. (b)	194	19,902
Crinetics Pharmaceuticals, Inc. (b)	465	7,105
Cross Country Healthcare, Inc. (b)	910	11,366
CryoLife, Inc. (b)	305	6,887
CryoPort, Inc. (b)	855	44,469
Cutera, Inc. (b)	275	8,264
CytomX Therapeutics, Inc. (b)	539	4,167
Deciphera Pharmaceuticals, Inc. (b)	435	19,505
Denali Therapeutics, Inc. (b)	1,015	57,956
DermTech, Inc. (b)	205	10,412
Dicerna Pharmaceuticals, Inc. (b)	374	9,563
Eagle Pharmaceuticals, Inc. (b)	305	12,731
Editas Medicine, Inc. (b)	936	39,312
Emergent BioSolutions, Inc. (b)	555	51,565
Enanta Pharmaceuticals, Inc. (b)	220	10,850
Esperion Therapeutics, Inc. (b)(c)	1,075	30,154
Fate Therapeutics, Inc. (b)	775	63,899
FibroGen, Inc. (b)	208	7,220
Fulgent Genetics, Inc. (b)(c)	1,771	171,114
G1 Therapeutics, Inc. (b)	1,279	30,773
Generation Bio Co. (b)	240	6,830
GenMark Diagnostics, Inc. (b)	800	19,120
Globus Medical, Inc. - Class A (b)	265	16,343
Halozyme Therapeutics, Inc. (b)	3,469	144,623
Hanger, Inc. (b)	687	15,677
HealthEquity, Inc. (b)	1,340	91,120
HealthStream, Inc. (b)	125	2,792
Heron Therapeutics, Inc. (b)	865	14,022
Heska Corp. (b)	2,587	435,806
HMS Holdings Corp. (b)	1,559	57,644
Horizon Therapeutics PLC (b)	168	15,463
ImmunoGen, Inc. (b)	5,252	42,541
Inari Medical, Inc. (b)	370	39,590
InfuSystem Holdings, Inc. (b)	845	17,204
Innoviva, Inc. (b)	1,085	12,966
Inovalon Holdings, Inc. - Class A (b)	1,735	49,933
Insmed, Inc. (b)	495	16,860
Inspire Medical Systems, Inc. (b)	432	89,420
Integer Holdings Corp. (b)	260	23,946
Intellia Therapeutics, Inc. (b)	565	45,344
Intercept Pharmaceuticals, Inc. (b)	1,029	23,749
Intersect ENT, Inc. (b)	109	2,276
Invitae Corp. (b)(c)	990	37,828
iRhythm Technologies, Inc. (b)	368	51,100
Ironwood Pharmaceuticals, Inc. (b)	3,786	42,327
Karuna Therapeutics, Inc. (b)	120	14,428
Kiniksa Pharmaceuticals Ltd. - Class A (b)	235	4,350
Kodiak Sciences, Inc. (b)	490	55,561
Kura Oncology, Inc. (b)	135	3,816
LeMaitre Vascular, Inc.	5,797	282,778
LHC Group, Inc. (b)	2,396	458,139
Ligand Pharmaceuticals, Inc. (b)	70	10,671
MacroGenics, Inc. (b)	1,325	42,201
Madrigal Pharmaceuticals, Inc. (b)	340	39,770
MannKind Corp. (b)	2,860	11,211
Marinus Pharmaceuticals, Inc. (b)	1,615	25,000
Medpace Holdings, Inc. (b)	5,121	840,100
MEI Pharma, Inc. (b)	2,850	9,775
Meridian Bioscience, Inc. (b)	875	22,969
Merit Medical Systems, Inc. (b)	170	10,180
Mesa Laboratories, Inc.	1,840	448,040
Minerva Neurosciences, Inc. (b)	5,360	15,651
Mirati Therapeutics, Inc. (b)	476	81,539
ModivCare, Inc. (b)	170	25,180
Morphic Holding, Inc. (b)	235	14,871
NanoString Technologies, Inc. (b)	215	14,128
Natera, Inc. (b)	906	91,995
Neogen Corp. (b)	7,610	676,453
NeoGenomics, Inc. (b)	13,055	629,643
Nevro Corp. (b)	691	96,394
Novavax, Inc. (b)	225	40,795
Novocure Ltd. (b)	132	17,448
NuVasive, Inc. (b)	35	2,295
Ocular Therapeutix, Inc. (b)	795	13,046
Omnicell, Inc. (b)	3,523	457,532
Optinose, Inc. (b)	2,150	7,933
Ovid therapeutics, Inc. (b)	2,500	10,050
Pacific Biosciences of California, Inc. (b)	1,650	54,961
Pacira BioSciences, Inc. (b)	260	18,223
Paratek Pharmaceuticals, Inc. (b)	2,745	19,380
Phreesia, Inc. (b)	280	14,588
PRA Health Sciences, Inc. (b)	2,150	329,659
Precision BioSciences, Inc. (b)	1,150	11,903
Progyny, Inc. (b)	885	39,391
Puma Biotechnology, Inc. (b)	750	7,290
Quanterix Corp. (b)	130	7,601
Quotient Ltd. (b)	1,785	6,569
Radius Health, Inc. (b)	1,420	29,621
Repligen Corp. (b)	4,787	930,641
Rhythm Pharmaceuticals, Inc. (b)	645	13,719
Rocket Pharmaceuticals, Inc. (b)	455	20,188
Sangamo Therapeutics, Inc. (b)	3,228	40,447
Scholar Rock Holding Corp. (b)	150	7,599
Schrodinger, Inc. (b)	400	30,516
Select Medical Holdings Corp. (b)	1,635	55,754
Sharps Compliance Corp. (b)	1,421	20,420
Shockwave Medical, Inc. (b)	450	58,617
Sientra, Inc. (b)	1,950	14,216
Simulations Plus, Inc.	7,702	487,074
SpringWorks Therapeutics, Inc. (b)	130	9,564
Stereotaxis, Inc. (b)	3,890	26,141
Surmodics, Inc. (b)	98	5,495
Syros Pharmaceuticals, Inc. (b)	1,260	9,425
Teladoc Health, Inc. (b)	34	6,180
Tenet Healthcare Corp. (b)	161	8,372
TG Therapeutics, Inc. (b)	735	35,427
The Ensign Group, Inc.	385	36,128
The Pennant Group, Inc. (b)	392	17,954
Tivity Health, Inc. (b)	1,202	26,829
Translate Bio, Inc. (b)	1,825	30,094
Turning Point Therapeutics, Inc. (b)	740	69,997
Twist Bioscience Corp. (b)	260	32,204
Ultragenyx Pharmaceutical, Inc. (b)	553	62,965
US Physical Therapy, Inc.	595	61,940
Veracyte, Inc. (b)	320	17,200
Verastem, Inc. (b)	4,190	10,349
Vericel Corp. (b)	677	37,607
Viemed Healthcare, Inc. (b)	3,015	30,512
ViewRay, Inc. (b)	2,420	10,527
Vir Biotechnology, Inc. (b)	645	33,069
Vocera Communications, Inc. (b)	1,365	52,498
WaVe Life Sciences Ltd. (b)	860	4,825
Xencor, Inc. (b)	1,999	86,077
Y-mAbs Therapeutics, Inc. (b)	475	14,364
		11,927,067
Industrials - 12.2%
Advanced Drainage Systems, Inc.	400	41,356
Aerojet Rocketdyne Holdings, Inc.	1,255	58,935
AeroVironment, Inc. (b)	622	72,189
Allegiant Travel Co.	90	21,965
Allied Motion Technologies, Inc.	60	3,080
Atkore International Group, Inc. (b)	2,339	168,174
Barrett Business Services, Inc.	115	7,919
Bloom Energy Corp. - Class A (b)	810	21,910
Boise Cascade Co.	225	13,462
Brady Corp. - Class A	905	48,372
Builders FirstSource, Inc. (b)	1,600	74,192
CAI International, Inc.	715	32,547
Chart Industries, Inc. (b)	1,400	199,290
Cimpress PLC (b)	430	43,056
Comfort Systems USA, Inc.	369	27,590
Cornerstone Building Brands, Inc. (b)	1,750	24,553
CSW Industrials, Inc.	715	96,525
EMCOR Group, Inc.	1,090	122,254
Energy Recovery, Inc. (b)	275	5,043
Evoqua Water Technologies Corp. (b)	1,570	41,291
Exponent, Inc.	201	19,587
Franklin Electric Co., Inc.	1,525	120,383
FuelCell Energy, Inc. (b)	930	13,401
HC2 Holdings, Inc. (b)	3,854	15,185
John Bean Technologies Corp.	740	98,672
Kratos Defense & Security Solutions, Inc. (b)	13,283	362,360
Marten Transport Ltd.	3,220	54,643
Masonite International Corp. (b)	110	12,676
MasTec, Inc. (b)	1,125	105,412
Mastech Digital, Inc. (b)	195	3,434
Mercury Systems, Inc. (b)	5,524	390,271
Meritor, Inc. (b)	880	25,890
MRC Global, Inc. (b)	305	2,754
MSA Safety, Inc.	20	3,000
Mueller Industries, Inc.	1,433	59,255
PAE, Inc. (b)	3,330	30,037
Plug Power, Inc. (b)	4,790	171,674
Proto Labs, Inc. (b)	288	35,064
RBC Bearings, Inc. (b)	341	67,099
Rexnord Corp.	1,020	48,032
Saia, Inc. (b)	3,325	766,679
Science Applications International Corp.	23	1,923
Simpson Manufacturing Co., Inc.	1,095	113,584
SiteOne Landscape Supply, Inc. (b)	2,673	456,388
Sunrun, Inc. (b)	1,201	72,636
Tetra Tech, Inc.	125	16,965
The Brink's Co.	55	4,358
The ExOne Co. (b)	390	12,230
TPI Composites, Inc. (b)	4,735	267,196
TriNet Group, Inc. (b)	1,037	80,845
UFP Industries, Inc.	2,175	164,952
Upwork, Inc. (b)	1,078	48,262
Vectrus, Inc. (b)	100	5,344
Watts Water Technologies, Inc. - Class A	60	7,129
Welbilt, Inc. (b)	2,385	38,756
WillScot Mobile Mini Holdings Corp. (b)	930	25,808
		4,845,587
Information Technology - 25.8%
8x8, Inc. (b)	9,814	318,366
A10 Networks, Inc. (b)	6,595	63,378
ACI Worldwide, Inc. (b)	1,980	75,339
Advanced Energy Industries, Inc.	735	80,240
Alarm.com Holdings, Inc. (b)	340	29,369
Ambarella, Inc. (b)	835	83,826
Appfolio, Inc. - Class A (b)	2,165	306,153
Appian Corp. (b)(c)	430	57,168
Avaya Holdings Corp. (b)	2,480	69,514
Axcelis Technologies, Inc. (b)	1,415	58,142
Badger Meter, Inc.	830	77,248
Blackbaud, Inc.	460	32,697
Blackline, Inc. (b)	257	27,859
Box, Inc. - Class A (b)	4,950	113,652
Brightcove, Inc. (b)	895	18,007
Brooks Automation, Inc.	811	66,218
Cardtronics PLC - Class A (b)	920	35,696
Cass Information Systems, Inc.	608	28,132
Cerence, Inc. (b)	3,525	315,769
CMC Materials, Inc.	1,300	229,827
Cohu, Inc.	445	18,619
CommVault Systems, Inc. (b)	1,597	103,006
Cornerstone OnDemand, Inc. (b)	1,380	60,140
CyberOptics Corp. (b)	604	15,686
Diebold Nixdorf, Inc. (b)	1,130	15,967
Digital Turbine, Inc. (b)	1,366	109,772
Domo, Inc. - Class B (b)	350	19,702
Endava PLC - ADR (b)	5,051	427,769
Enphase Energy, Inc. (b)	20	3,243
Envestnet, Inc. (b)	330	23,836
Everbridge, Inc. (b)	170	20,601
EVERTEC, Inc.	1,080	40,198
Evo Payments, Inc. - Class A (b)	27,818	765,551
ExlService Holdings, Inc. (b)	523	47,154
Extreme Networks, Inc. (b)	2,290	20,038
FormFactor, Inc. (b)	3,110	140,292
II-VI, Inc. (b)	1,469	100,435
Impinj, Inc. (b)	140	7,962
J2 Global, Inc. (b)	1,565	187,581
Lattice Semiconductor Corp. (b)	2,665	119,978
LivePerson, Inc. (b)	575	30,325
LiveRamp Holdings, Inc. (b)	310	16,083
Luna Innovations, Inc. (b)	1,065	11,214
MACOM Technology Solutions Holdings, Inc. (b)	1,929	111,921
MAXIMUS, Inc.	5,660	503,966
MaxLinear, Inc. (b)	505	17,210
MicroStrategy, Inc. - Class A (b)	20	13,576
Mimecast Ltd. (b)	12,850	516,699
NeoPhotonics Corp. (b)	271	3,238
nLight, Inc. (b)	265	8,586
Onto Innovation, Inc. (b)	190	12,485
OSI Systems, Inc. (b)	960	92,256
Pegasystems, Inc.	6,329	723,658
Perficient, Inc. (b)	615	36,113
PFSweb, Inc. (b)	1,680	11,340
Plantronics, Inc.	210	8,171
Power Integrations, Inc.	935	76,184
Q2 Holdings, Inc. (b)	180	18,036
Qualys, Inc. (b)	2,361	247,386
Rackspace Technology, Inc. (b)	1,090	25,920
Repay Holdings Corp. (b)	15,252	358,117
Rimini Street, Inc. (b)	3,795	34,041
Rogers Corp. (b)	85	15,998
Sailpoint Technologies Holdings, Inc. (b)	1,425	72,162
Semtech Corp. (b)	2,715	187,335
Silicon Laboratories, Inc. (b)	2,572	362,832
SMART Global Holdings, Inc. (b)	865	39,807
SPS Commerce, Inc. (b)	897	89,081
Super Micro Computer, Inc. (b)	555	21,678
SVMK, Inc. (b)	950	17,404
Synaptics, Inc. (b)	1,226	166,025
Tenable Holdings, Inc. (b)	725	26,234
TTEC Holdings, Inc.	568	57,056
Ultra Clean Holdings, Inc. (b)	1,720	99,829
Varonis Systems, Inc. (b)	915	46,976
Verra Mobility Corp. (b)	3,730	50,486
Viavi Solutions, Inc. (b)	1,240	19,468
WNS Holdings Ltd. - ADR (b)	11,400	825,816
Workiva, Inc. (b)	10,710	945,265
Xperi Holding Corp.	310	6,749
		10,260,856
Materials - 2.1%
Avient Corp.	832	39,329
Balchem Corp.	173	21,696
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Forterra, Inc. (b)	2,379	55,312
Innospec, Inc.	760	78,044
Koppers Holdings, Inc. (b)	535	18,597
Louisiana-Pacific Corp.	1,305	72,375
Materion Corp.	479	31,729
Neenah, Inc.	79	4,059
Novagold Resources, Inc. (b)	6,540	57,290
Quaker Chemical Corp.	1,870	455,850
Tronox Holdings PLC - Class A	1,270	23,241
		857,522
Real Estate - 0.4%
Cushman & Wakefield PLC (b)	950	15,504
EastGroup Properties, Inc.	522	74,792
Redfin Corp. (b)	895	59,598
		149,894
Utilities - 0.2%
Genie Energy Ltd. - Class B	1,170	7,418
Ormat Technologies, Inc. (b)	170	13,350
Pure Cycle Corp. (b)	1,355	18,184
Spark Energy, Inc. - Class A	2,870	30,652
		69,604
Total Common Stocks (Cost $23,925,475)		39,110,860

Total Investments at Value (Cost $23,925,475) - 98.3%		39,110,860
Other Assets in Excess of Liabilities - 1.7%		685,980
Net Assets - 100.0%		$39,796,840

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $373,177.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors.  The total value of such securities is $0 as of March 31, 2021, representing 0.0% of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of March 31, 2021, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2021:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$39,110,860	$-	$-	*	$39,110,860
Total	$39,110,860	$-	$-		$39,110,860

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of March 31, 2021. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.